CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 288,384	$ 200,783	$ 137,206
Business tax	(4,967)	(3,808)	(2,819)
Net revenues	283,417	196,975	134,387
Cost of revenues (Including share-based compensation of $159, $175 and $307 for the years ended December 31, 2009, 2010 and 2011, respectively)	(181,121)	(125,689)	(88,391)
Gross profit	102,296	71,286	45,996
Operating expenses:
General and administrative expenses (Including share-based compensation of $2,074, $8,091 and $7,611 for the years ended December 31, 2009, 2010 and 2011, respectively)	(50,768)	(44,277)	(26,654)
Selling and marketing expenses (Including share-based compensation of $110, $273 and $1,225 for the years ended December 31, 2009, 2010 and 2011, respectively)	(27,685)	(17,468)	(13,205)
Research and development expenses (Including share-based compensation of $7, $7 and $188 for the years ended December 31, 2009, 2010 and 2011, respectively)	(3,684)	(3,852)	(1,222)
Total operating expenses	(82,137)	(65,597)	(41,081)
Changes in fair value of contingent consideration in connection with business combination	(4,969)	28	(3)
Other income	324	262	981
Government subsidies	1,840	3,269	2,999
Gain on deconsolidation of Wuxi iCarnegie		1,079
Income from operations	17,354	10,327	8,892
Interest income	1,118	180	138
Interest expense	(1,424)	(5,742)	(878)
Change in fair value of convertible note derivatives	2,832	(8,428)
Gain on bargain purchase of a business			66
Income (loss) before provision for income taxes and loss in equity method investments, net of income taxes	19,880	(3,663)	8,218
Income taxes benefit (expense)	(319)	288	823
Income (loss) after income taxes before loss in equity method investments, net of income taxes	19,561	(3,375)	9,041
Loss on equity method investments, net of income taxes	(565)	(245)	(13)
Net income (loss)	18,996	(3,620)	9,028
Less: Net (loss) income attributable to noncontrolling interest	151	(438)	(21)
Net income (loss) attributable to iSoftStone Holdings Limited	$ 18,845	$ (3,182)	$ 9,049
Net income (loss) per share attributable to ordinary shareholders of iSoftStone Holdings Limited:
Basic	$ 0.03	$ (0.05)	$ 0.01
Diluted	$ 0.03	$ (0.05)	$ 0.01
Weighted average shares used in calculating net income (loss) per ordinary share
Basic	547,143,620	149,341,325	125,106,274
Diluted	592,082,213	149,341,325	131,892,325